Note 5 - Loss Per Share - Schedule of Antidilutive Securities Excluded from Computation of Earnings Per Share (Details) - shares	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021	Dec. 31, 2020
Antidilutive securities (in shares)	15,076,630	15,030,430	15,076,630	15,030,430
Share-Based Payment Arrangement, Option [Member]
Antidilutive securities (in shares)	192,898	146,698	192,898	146,698	192,898	65,471
Warrant [Member]
Antidilutive securities (in shares)	13,883,732	13,883,732	13,883,732	13,883,732	13,883,732	7,007,581
Earn-out Shares [Member]
Antidilutive securities (in shares)	1,000,000	1,000,000	1,000,000	1,000,000	1,000,000